Note 1 - Basis of Presentation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2014	Jan. 23, 2014	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 1 - Basis of Presentation (Details) [Line Items]
Business Acquisition, Percentage of Ownership			3.00%	97.00%
Share Price (in Dollars per share)		$ 0.01
Prior Period Reclassification Adjustment (in Dollars)	$ 4